Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

As at December 31, 2021 and 2020, this account consists of receivables from:

	2021	2020
	(in million pesos)
Retail subscribers (Note 28)	15,676	17,142
Corporate subscribers (Note 28)	13,079	13,318
Foreign administrations (Note 28)	1,341	1,520
Domestic carriers (Note 28)	241	226
Dealers, agents and others (Note 28)	5,288	6,098
	35,625	38,304
Less: Allowance for expected credit losses	13,835	16,251
	21,790	22,053

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Financial assets at fair value through profit or loss (Note 12)	339	380
Derivative financial assets – net of current portion	48	—
Current portion of derivative financial assets	93	22
Total	480	402

Summary of Changes in the Allowance for Expected Credit Losses

The following table explains the changes in the allowance for expected credit losses as at December 31, 2021 and 2020:

	2021
	Retail Subscribers			Corporate Subscribers			Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
		Lifetime ECL			Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL			Lifetime ECL		Total
		(in million pesos)
Balances at beginning of the year	—	2,433	7,557	—	1,380	3,478	9	227	3	58	135	971	—	3,960	12,291	16,251
Provisions and other adjustments (Note 5)	—	(820)	3,516	—	(18)	1,045	(9)	4	(3)	8	(48)	62	—	(898)	4,635	3,737
Reclassifications and reversals	—	(5)	86	—	(1)	(31)	—	(12)	—	—	—	(30)	—	(6)	13	7
Write-offs	—	(35)	(4,693)	—	—	(1,168)	—	(98)	—	(52)	—	(137)	—	(35)	(6,148)	(6,183)
Translation adjustments	—	—	—	—	17	6	—	—	—	—	—	—	—	17	6	23
Balances at end of the year	—	1,573	6,466	—	1,378	3,330	—	121	—	14	87	866	—	3,038	10,797	13,835

	2020
	Retail Subscribers			Corporate Subscribers			Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
		Lifetime ECL			Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL			Lifetime ECL		Total
		(in million pesos)
Balances at beginning of the year	—	926	9,766	—	732	3,870	3	374	4	86	98	1,045	—	1,763	15,141	16,904
Provisions (Note 5)	—	2,387	2,550	—	1,020	438	6	(20)	(1)	(3)	52	17	—	3,464	2,982	6,446
Reclassifications and reversals	—	(840)	1,015	—	(358)	324	—	(111)	—	(4)	(15)	(6)	—	(1,213)	1,218	5
Write-offs	—	(40)	(5,774)	—	—	(1,151)	—	(16)	—	(21)	—	(85)	—	(40)	(7,047)	(7,087)
Translation adjustments	—	—	—	—	(14)	(3)	—	—	—	—	—	—	—	(14)	(3)	(17)
Balances at end of the year	—	2,433	7,557	—	1,380	3,478	9	227	3	58	135	971	—	3,960	12,291	16,251